UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	Ordinary Shares [Member]	Class A Ordinary Shares [Member]	Class B Ordinary Shares [Member]	Additional Paid-in Capital [Member]	Retained Earnings Statutory [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total Z J K Industrial Co Ltd Shareholders Equity [Member]	Noncontrolling Interest [Member]	Total
Beginning balance, value at Dec. 31, 2024	$ 1,023			$ 7,060,050	$ 2,658,112	$ 21,951,873	$ (1,635,291)	$ 30,035,767	$ 31,108	$ 30,066,875
Beginning balance , shares at Dec. 31, 2024	61,381,249
Net income/(loss)						5,851,082		5,851,082	(10,569)	5,840,513
Share-based compensation -non-employee	$ 30			676,595				676,625		676,625
Share-based compensation -non-employee, shares	1,800,000
Currency translation adjustment							559,787	559,787	717	560,504
Ending balance, value at Jun. 30, 2025	$ 1,053			7,736,645	2,658,112	27,802,955	(1,075,504)	37,123,261	21,256	37,144,517
Ending balance, shares at Jun. 30, 2025	63,181,249
Beginning balance, value at Dec. 31, 2025	$ 1,063			8,977,814	2,662,115	32,132,905	(304,868)	43,469,029	125,199	43,594,228
Beginning balance , shares at Dec. 31, 2025	63,822,249
Net income/(loss)						5,245,342		5,245,342	(4,941)	5,240,401
Share-based compensation -non-employee	$ 8			1,165,885				1,165,893		1,165,893
Share-based compensation -non-employee, shares	500,000
Currency translation adjustment							1,309,345	1,309,345	(876)	1,308,469
Redesignation of Class A and Class B	$ (1,071)	$ 921	$ 150
Redesignation of Class A and Class B, shares	(64,322,249)	55,322,249	9,000,000
Share-based compensation -employee				229,283				229,283		229,283
Capital injection from a non-controlling shareholder of a subsidiary									116,171	116,171
Ending balance, value at Jun. 30, 2026		$ 921	$ 150	$ 10,372,982	$ 2,662,115	$ 37,378,247	$ 1,004,477	$ 51,418,892	$ 235,553	$ 51,654,445
Ending balance, shares at Jun. 30, 2026		55,322,249	9,000,000